STOCK BASED COMPENSATION EXPENSE - Determination of fair value of stock options (Details) - USD ($) $ in Millions	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
STOCK BASED COMPENSATION EXPENSE
Weighted average period for unrecognized stock-based compensation cost expected to be recognized			10 months 24 days
Options outstanding	5,856,563	5,856,563	5,984,204
Stock options granted	0	0
Stock options
STOCK BASED COMPENSATION EXPENSE
Options outstanding			5,984,204	948,464	8,512,225
Stock options granted			5,059,228
Assumptions used to compute employee stockbased compensation
Dividend yield		0.00%	0.00%
Stock options | Minimum
Assumptions used to compute employee stockbased compensation
Expected term		5 years	5 years
Risk-free interest rates		1.00%
Expected volatility		54.90%
Stock options | Maximum
Assumptions used to compute employee stockbased compensation
Expected term		6 years 1 month 6 days	6 years 1 month 6 days
Risk-free interest rates		4.50%
Expected volatility		66.40%
Time-based restricted stock units (RSUs) | 2024 Plan
STOCK BASED COMPENSATION EXPENSE
stock-based compensation cost for RSUs	$ 13.4	$ 13.4
Weighted average period for unrecognized stock-based compensation cost expected to be recognized		1 year 8 months 12 days
intrinsic value	$ 1.3	$ 1.3